Schedule of loss before income taxes (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Reserve Quantities [Line Items]
Loss before tax	$ (2,937)	₨ (241,380)	₨ (465,556)	₨ (1,130,782)
Country of domicile [member]
Reserve Quantities [Line Items]
Loss before tax		(353,088)	(145,363)	64,737
Foreign countries [member]
Reserve Quantities [Line Items]
Loss before tax		₨ 111,708	₨ (320,193)	₨ (1,195,519)